UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22976

Cross Shore Discovery Fund

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Neil Kuttner, President and Principal Executive Officer

Cross Shore Discovery Fund

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Name and address of agent for service)

With a copy to:

Ed Lawrence

Bernstein Shur

100 Middle Street

Portland, Maine 04101

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

Cross Shore Discovery Fund

Schedule of Investments

June 30, 2017

(Unaudited)

Portfolio Funds	% of Net Assets		Cost(1)	Fair Value	Initial Acquisition Date	Redemption Frequency(2)	Next Available Redemption Date
Long/Short Generalist:
Sachem Head Offshore, Ltd., Common Series	5.6%		$1,751,957	$1,902,083	4/1/2015	Quarterly	9/30/2017	(3)
Sachem Head Offshore, Ltd., Founders Series	4.7%		1,316,735	1,603,805	1/2/2015	Quarterly	9/30/2017	(3)

Total Sachem Head Offshore, Ltd.	10.3%		3,068,692	3,505,888

Suvretta Offshore Fund, Ltd., Class 1-C, Series 2012-11	5.7%		1,495,566	1,919,744	1/2/2015	Quarterly	9/30/2017
Suvretta Offshore Fund, Ltd., Class 1-B, Series 2015-04	5.1%		1,500,000	1,735,566	4/1/2015	Quarterly	9/30/2017

Total Suvretta Offshore Fund, Ltd.	10.8%		2,995,566	3,655,310

Lucerne Capital Offshore Fund, Ltd., Class A	5.2%		1,709,525	1,765,986	6/1/2015	Quarterly	9/30/2017
	3.1%		1,000,000	1,060,856	4/1/2015	Quarterly	9/30/2017

Total Lucerne Capital Offshore Fund, Ltd., Class A	8.3%		2,709,525	2,826,842

Ailanthus Capital Partners, Ltd., Class B, Series 3	5.0%		1,633,845	1,696,689	1/1/2016	Quarterly	9/30/2017
Ailanthus Capital Partners, Ltd., Class A, Series 1	1.7%		546,604	566,492	4/1/2016	Quarterly	9/30/2017

Total Ailanthus Capital Partners, Ltd.	6.7%		2,180,449	2,263,181

Rivulet Capital Offshore Fund, Ltd., Class A, Series 2014-5	5.2%		1,550,000	1,770,734	6/1/2015	Quarterly	9/30/2017	(3)

Shellback Offshore Fund, Ltd., Class C, Series 2014-04	4.4%		1,309,607	1,494,377	1/2/2015	Quarterly	9/30/2017
	0.7%		200,000	222,122	9/1/2015	Quarterly	9/30/2017

Total Shellback Offshore Fund, Ltd.	5.1%		1,509,607	1,716,499

Marcato Encore International, Ltd., Class A, Series 1	4.8%		1,250,000	1,619,308	7/1/2015	Quarterly	9/30/2017	(3)
Atika Offshore Fund, Ltd., Class A, Series 2014-04	3.9%		1,190,187	1,325,118	1/2/2015	Quarterly	9/30/2017
Elbe Investors, Ltd., Class A-F, Series 4	3.7%		1,250,000	1,256,986	6/1/2017	Monthly	7/31/2017
Lomas Capital, Ltd., Class A, Series 15	3.6%		1,095,220	1,208,224	1/2/2015	Quarterly	9/30/2017
Riverloft Offshore Fund, Ltd., Class B-1, Series 2014-08(4)	0.1%		38,235	26,810	1/2/2015	N/A	N/A

Total Long/Short Generalist	62.5%		$18,837,481	$21,174,900

Long/Short Sector:
Real Estate
Long Pond Offshore, Ltd., Class A, Series 2010-11	5.2%		1,552,611	1,751,773	1/2/2015	Quarterly	9/30/2017
Long Pond Offshore, Ltd., Class C, Series 2014-10	3.3%		1,016,866	1,107,807	4/1/2015	Quarterly	9/30/2017	(5)

Total Long Pond Offshore, Ltd.	8.5%		2,569,477	2,859,580

Healthcare, Consumer
Armistice Capital Offshore Fund, Ltd., Class A2, Series 2015-02	7.2%		1,229,833	2,424,205	1/2/2015	Quarterly	9/30/2017
Armistice Capital Offshore Fund, Ltd., Class A2, Series 2015-09	0.0	%(6)	4,502	5,972	9/1/2015	Quarterly	9/30/2017
Armistice Capital Offshore Fund, Ltd., Class A2, Series 2013-08	0.0	%(6)	3,108	4,522	1/2/2015	Quarterly	9/30/2017

Total Armistice Capital Offshore Fund, Ltd.	7.2%		1,237,443	2,434,699

Healthcare, Biotechnology
venBio Select Fund, Ltd., Class A, Series 2017-05	3.8%		1,200,000	1,270,322	5/1/2017	Quarterly	9/30/2017	(7)

Technology, Media and Telecommunications
Whale Rock Flagship Fund, Ltd., Class A-1, Series 2015-04	4.1%		1,000,000	1,401,074	4/1/2015	Quarterly	9/30/2017
Whale Rock Flagship Fund, Ltd., Class A-1, Series 2016-04	1.9%		500,000	639,552	4/1/2016	Quarterly	9/30/2017	(7)

Total Whale Rock Flagship Fund, Ltd.	6.0%		1,500,000	2,040,626

Light Street Xenon, Ltd., Class A, Series N	6.4%		1,456,937	2,184,331	1/2/2015	Quarterly	9/30/2017

Industrial, Consumer
1060 Capital Opportunity Fund, Ltd., Class B, Series 3	3.7%		1,250,000	1,268,480	7/1/2016	Monthly	7/31/2017	(8)

Total Long/Short Sector	35.6%		$9,213,857	$12,058,038

Total Investments In Portfolio Funds	98.1%		$28,051,338	$33,232,938

Money Market Funds	Shares	% of Net Assets	Cost	Fair Value
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.85%(9)	174,307	0.5%	$174,307	$174,307

Total Investments		98.6%	$28,225,645	$33,407,245

Other Assets in Excess of Liabilities		1.4%		$464,617

Net Assets		100.0%		$33,871,862

(1)	There were no unfunded capital commitments as of June 30, 2017.
(2)	Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 65 days.
(3)	Subject to 25% investor level quarterly gate.
(4)	Portfolio Fund closed on December 31, 2015. Awaiting final liquidation payout.
(5)	Subject to 12.5% investor level quarterly gate.
(6)	Amount is less than 0.05%.
(7)	Subject to 4% soft lock during the first year of investment.
(8)	Subject to 2% soft lock during the first year of investment.
(9)	Rate disclosed is the seven day effective yield as of June 30, 2017.

The aggregate cost and unrealized appreciation/(depreciation) of investments as of June 30, 2017, as computed for federal tax purposes, were as follows:

Aggregate Tax Cost	$31,963,238

Gross Unrealized Appreciation	$1,455,432
Gross Unrealized Depreciation	(11,425)

Net Unrealized Appreciation/(Depreciation)	$1,444,007

The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies.

See accompanying notes which are an integral part of this schedule of investments.

Cross Shore Discovery Fund

Notes to Schedule of Investments

June 30, 2017 (Unaudited)

1. Organization

Cross Shore Discovery Fund (the “Fund”) was organized on May 21, 2014 as a Delaware statutory trust. The Fund commenced operations on January 2, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company and offers interests (“Shares”) registered under the 1940 Act and the Securities Act of 1933, as amended. The Fund’s initial registration under the 1940 Act and the Securities Act of 1933 became effective on January 30, 2015. The Fund operates as a “fund of hedge funds”. The Fund provides investors access to a variety of professionally managed private investment funds (“hedge funds”) that predominately employ equity long/short strategies (each a “Portfolio Fund”). The Portfolio Funds are not registered under the 1940 Act and are generally organized outside of the United States (“U.S.”). The Fund currently offers one class of shares (“Institutional Shares”).

Under the Fund’s organizational documents, its officers and Board of Trustees (“Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Portfolio Fund Transactions and Income Recognition

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund which is generally on the last day of the calendar month. Interest income, if any, and expense are accrued each month. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

B.	Investment Valuation and Risks

The Fund will calculate the net asset value (“NAV”) of the Institutional Shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares.

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by Cross Shore Capital Management, LLC, the Fund’s investment adviser (the “Adviser”).

Cross Shore Discovery Fund

Notes to Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Accordingly, the Board has approved procedures (the “Valuation Procedures”) pursuant to which the Fund will value its investments in the Portfolio Funds at fair value. Under the Valuation Procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund and to make all fair value determinations in good faith. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by a Portfolio Fund’s Investment Manager or third party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date, including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date.

Because Portfolio Funds are not registered under the 1940 Act and their governing documents typically do not impose significant investment restrictions, a Portfolio Fund may without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments (collectively, “Assets”). While, generally, each Portfolio Fund carries its investments at fair value, these investments are associated with a varying degree of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the Assets because of the changes in market conditions such as interest and currency rate movements and volatility of Asset values. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective balance sheets. In addition, Portfolio Funds will engage in the short sale of securities. A short sale of a security not owned by a Portfolio Fund involves the sale of a security that is borrowed from a counterparty to complete the sale. The sale of a borrowed security may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited, although losses to the Fund are limited to its investment in a particular Portfolio Fund.

Portfolio Fund Investment Managers (the “Investment Managers”), who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. During the period ended June 30, 2017, the fees for these services ranged from 0.75% to 2.0% per annum for management fees and 20% of the Portfolio Fund’s net profits for incentive fees or allocations. The impact of these fees are reflected in the Fund’s performance, but are not operational expenses of the Fund. In certain cases, the incentive fees or allocations may be subject to a hurdle rate.

Based on the information the Adviser typically receives from the Fund’s Portfolio Funds, the Fund is unable to determine on a look-through basis if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund’s interests in Portfolio Funds are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents.

Cross Shore Discovery Fund

Notes to Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Generally, the fair value of the Fund’s investments in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by applicable Investment Managers. All valuations as of June 30, 2017, were determined by the Adviser to be consistent with the Fund’s Valuation Procedures and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at June 30, 2017, if it were to liquidate its investments in the Portfolio Funds. Because of the inherent uncertainty of valuation, the value of investments in the Portfolio Funds held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the balance provided by the Investment Managers does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is made in good faith and is subject to the review and supervision of the Board.

In determining fair values as of June 30, 2017, the Adviser has, as a practical expedient, estimated fair value of each Portfolio Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

•	Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. Accordingly, money market mutual funds with a fair value of $174,307 have been categorized as Level 1 in the fair value hierarchy. All investments for which fair value is measured using the NAV per share practical expedient are not required to be categorized with the fair value hierarchy. Accordingly, Portfolio Funds with a fair value of $33,232,938 have not been categorized in the fair value hierarchy.

3. Investment Strategies

The Fund seeks to invest at least 80% of its total assets in Portfolio Funds that predominantly employ equity long/short strategies. Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

Cross Shore Discovery Fund

Notes to Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Investment Managers may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. Investment Managers, for example, may construct long and short portions based upon: (1) a mispricing of equity securities relative to each other or relative to historic norms (Relative Value Approach); (2) the effect of events on different equity securities (Event Driven Approach); (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Long/Short Approach); and/or (4) the effect of economic and political changes on the prices of equity securities (Directional Trading Approach) (collectively, “Long/Short Equity Techniques”). The Investment Managers may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g. U.S., emerging markets, global) and asset classes (e.g. common stocks, preferred stocks and convertible securities) to implement their long/short equity strategies.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies. A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. For example, a Portfolio Fund may take a long or short position in the Fixed Income Securities of one or more specific issuers or groups of Fixed Income Securities to the extent that the Investment Manager believes that such securities constitute a better investment opportunity than corresponding equity securities over a given period of time. A Portfolio Fund may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio. It is expected that an Investment Manager may apply techniques similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities.

While a Portfolio Fund generally implements its long/short strategies by investing directly or selling short Equity and Fixed Income Securities, a Portfolio Fund may use derivatives, typically, options on Equity or Fixed Income indices (each an “Index”), futures on Indices and total return swaps involving one or a basket of Equity or Fixed Income Securities, to create synthetic exposure to these Indices/securities for the purposes of increasing portfolio profitability or for hedging against certain long/short strategy risks.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Chief Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s chief executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cross Shore Discovery Fund

By	/s/ Neil Kuttner
Neil Kuttner, President and Chief Executive Officer

Date	8/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Neil Kuttner
Neil Kuttner, President and Chief Executive Officer

Date	8/25/2017

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	8/25/2017